Segment Reporting - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2010 E V E R T E C Inc [Member]
Segment Reporting Disclosure [Line Items]
Percentage Of Ownership Interests Sold				51.00%
Operating expenses, write-off of investment	$ 4,255	$ 0	$ 0